Condensed Interim Consolidated Statements of Income (Loss) and Comprehensive Income (Loss) (Unaudited) - CAD ($)	3 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Expenses
Exploration and evaluation costs (recovery)	$ (104,601)	$ 76,623
General and administrative expenses	311,035	301,979
Loss from operating expenses	(206,434)	(378,602)
Interest expense	0	(3,141)
Other income	440	0
Gain (loss) on investments	(1,838,922)	105,100
Revaluation of warrant liability	0	424,295
Income (loss) and comprehensive income (loss) for the period	$ (2,044,916)	$ 147,652
Weighted average number of common shares outstanding
- Basic #	32,277,637	19,677,134
- Diluted #	32,277,637	19,677,134
Basic earnings (loss) per share $	$ (0.06)	$ 0.01
Diluted earnings (loss) per share $	$ (0.06)	$ 0.01